Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 43,305,474	Taxes	ZIMBABWE	snj:ZW-MS	Zimbabwe Revenue Authority	Blanket Mine	cmcl:GoldResourceMember	cmcl:BlanketSegmentMember	Underground Mining
#: 2
	13,160,208	Royalties	ZIMBABWE	snj:ZW-MS	Zimbabwe Revenue Authority	Blanket Mine	cmcl:GoldResourceMember	cmcl:BlanketSegmentMember	Underground Mining
#: 3
	201,813	Fees	ZIMBABWE	snj:ZW-MS	Ministry of Mines	Blanket Mine	cmcl:GoldResourceMember	cmcl:BlanketSegmentMember	Underground Mining
#: 4
	1,978,739	Dividends	ZIMBABWE	snj:ZW-MS	National Indigenisation and Economic Empowerment Fund	Blanket Mine	cmcl:GoldResourceMember	cmcl:BlanketSegmentMember	Underground Mining
#: 5
	16,500	Fees	ZIMBABWE	snj:ZW-MN	Ministry of Mines	Motapa	cmcl:GoldResourceMember	cmcl:EAndEProjectsSegmentMember	Open Pit
#: 6
	732,706	Taxes	ZIMBABWE	snj:ZW-MN	Zimbabwe Revenue Authority	Bilboes (Oxide mine)	cmcl:GoldResourceMember	cmcl:BilboesOxideMineSegmentMember	Open Pit
#: 7
	271,848	Royalties	ZIMBABWE	snj:ZW-MN	Zimbabwe Revenue Authority	Bilboes (Oxide mine)	cmcl:GoldResourceMember	cmcl:BilboesOxideMineSegmentMember	Open Pit
#: 8
	266,183	Fees	ZIMBABWE	snj:ZW-MN	Ministry of Mines	Bilboes (Oxide mine)	cmcl:GoldResourceMember	cmcl:BilboesOxideMineSegmentMember	Open Pit
#: 9
	2,020,250	Taxes	ZIMBABWE	snj:ZW-BU	Zimbabwe Revenue Authority	Caledonia Holdings Zimbabwe (Private) Limited	cmcl:GoldResourceMember	cmcl:CorporateSegmentMember	Underground Mining
#: 10
	$ 406,463	Taxes	SOUTH AFRICA	snj:ZA-GP	South African Revenue Authority	Caledonia Mining South Africa Proprietary Limited	cmcl:GoldResourceMember	cmcl:SouthAfricaSegmentMember	Underground Mining